RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate principal amount	$ 2,100,128	$ 1,600,129
Lawrence Yau Lung Ho and his controlled entity [Member]
Related Party Transaction [Line Items]
Total interest expenses	4,494	1,740
Lawrence Yau Lung Ho and his controlled entity [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 60,000	$ 60,000